SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Money market funds	$ 33,900		$ 40,500	$ 24,000
Other highly liquid cash equivalents	0		25,000
Deferred revenue from sales to investors	1,100		2,200	3,900
Deferred revenue recognized			3,900
Deferred cost of sales	0		300	3,000
Allowance for doubtful accounts	500		200	0
Bad debt expense	$ 300	$ 0	$ 200	0
Number of customers represents more than 10% of total accounts receivable | item	1		0
Transaction costs payable	$ 2,300
Warranty reserve	1,734		$ 1,491	116
Sales and marketing expense
Significant Accounting Policies [Line Items]
Advertising Expense			100	100
Accounts Payable
Significant Accounting Policies [Line Items]
Transaction costs payable	1,700
Accrued expenses and other current liabilities
Significant Accounting Policies [Line Items]
Transaction costs payable	$ 600
Warranty reserve			1,500	$ 100
Restricted Cash
Significant Accounting Policies [Line Items]
Security deposit			$ 600